COMMITMENTS (Details) $ in Millions	Dec. 31, 2019 CAD ($)
2020 (Less than one year)
COMMITMENTS
Minimum payments	$ 266.0
2021 to 2024
COMMITMENTS
Minimum payments	480.3
2025 and thereafter (5 years or more)
COMMITMENTS
Minimum payments	$ 241.6